Significant acquisition and disposition (Tables)	6 Months Ended
Apr. 30, 2024
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Summary of the Estimated Fair Value of the Assets Acquired and Liabilities Assumed as at the Acquisition Date
The following table presents the estimated fair value of the assets acquired and liabilities assumed as at the acquisition date. The estimates for the fair values of the assets acquired and liabilities assumed may be retroactively adjusted to reflect new information obtained about facts and circumstances that existed as at the acquisition date during the measurement period.

(Millions of Canadian dollars, except percentage amounts)
Percentage of shares acquired	100%
Purchase consideration	$15,488
Fair value of identifiable assets acquired
Cash and due from banks	$2,772
Securities
Trading	1,110
Investment	21,305
Loans (1)
Retail (2)	35,353
Wholesale	39,408
Derivatives	3,365
Intangible assets (3)	2,402
Other (4)	2,405
Total fair value of identifiable assets acquired	$108,120
Fair value of identifiable liabilities assumed
Deposits
Personal	42,037
Business and government (2)	44,065
Bank	124
Obligations related to assets sold under repurchase agreements and securities loaned	5,664
Derivatives	3,541
Other (5)	3,639
Total fair value of identifiable liabilities assumed	$99,070
Fair value of identifiable net assets acquired	$9,050
Goodwill	6,438
Total purchase consideration	$15,488

(1)	The fair value of loans reflects estimates of incurred and expected future credit losses as at the acquisition date and interest rate premiums or discounts relative to prevailing market rates. As at March 28, 2024, the gross contractual value of the loans is $
75,920
million. The estimate of contractual cash flows not expected to be collected is $
587
 million, of which $
147
million relates to purchased credit-impaired loans.
(2)	Loans – Retail includes $
1.7
billion of Canadian residential mortgages sold with recourse to a mutual fund that do not qualify for derecognition, and Deposits – Business and government includes $
1.7
billion of the related secured borrowing liability.
(3)	Intangible assets include $
1,973
million of core deposit intangibles and $
110
million of customer relationships, which are amortized on a straight-line basis over estimated useful lives of
7
years, and $319 million of mutual fund management contracts with indefinite useful lives.
(4)	Includes Assets purchased under reverse repurchase agreements and securities borrowed, Customers’ liability under acceptances, and Other assets.
(5)	Includes Acceptances, Obligations related to securities sold short, and Other liabilities.